Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Information (Unaudited) [Abstract]
Quarterly Financial Information (unaudited)

18. Quarterly Financial Information (unaudited)

Summarized quarterly financial information for the years ended December 31, 2010 and 2009 is as follows (in thousands, except per share data):

	First	Second	Third	Fourth	Total
2010 quarter:
Total revenues	$100,762	$117,029	$142,162	$175,150	$535,103
Operating loss	$(394,996)	$(510,973)	$(519,492)	$(737,189)	$(2,162,650)
Net loss from continuing operations	$(426,934)	$(537,023)	$(548,675)	$(738,570)	$(2,251,202)
Net loss from continuing operations attributable to Clearwire Corporation	$(91,425)	$(123,634)	$(135,501)	$(124,802)	$(475,362)
Net loss attributable to Clearwire Corporation	$(94,092)	$(125,916)	$(139,420)	$(128,009)	$(487,437)
Net loss from continuing operations attributable to Clearwire Corporation per Class A Common Share:
Basic	$(0.46)	$(0.60)	$(0.56)	$(0.51)	$(2.14)
Diluted	$(0.47)	$(0.60)	$(0.56)	$(0.79)	$(2.41)
Net loss attributable to Clearwire Corporation per Class A Common Share:
Basic	$(0.47)	$(0.61)	$(0.58)	$(0.53)	$(2.19)
Diluted	$(0.48)	$(0.61)	$(0.58)	$(0.81)	$(2.46)
2009 quarter:
Total revenues	$54,685	$55,924	$61,100	$72,063	$243,772
Operating loss	$(220,153)	$(230,306)	$(282,286)	$(407,174)	$(1,139,919)
Net loss from continuing operations	$(247,101)	$(252,584)	$(296,422)	$(412,481)	$(1,208,588)
Net loss from continuing operations attributable to Clearwire Corporation	$(67,430)	$(70,286)	$(80,006)	$(96,025)	$(313,747)
Net loss attributable to Clearwire Corporation	$(71,055)	$(73,374)	$(82,427)	$(98,726)	$(325,582)
Net loss from continuing operations attributable to Clearwire Corporation per Class A Common Share:
Basic	$(0.35)	$(0.36)	$(0.41)	$(0.54)	$(1.66)
Diluted	$(0.36)	$(0.36)	$(0.42)	$(0.54)	$(1.68)
Net loss attributable to Clearwire Corporation per Class A Common Share:
Basic	$(0.37)	$(0.38)	$(0.42)	$(0.55)	$(1.72)
Diluted	$(0.38)	$(0.38)	$(0.43)	$(0.55)	$(1.74)